UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05634
Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2005

Date of reporting period:	April 30, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments April 30, 2005  (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (65.8%)
	Advertising/Marketing Services (1.1%)
138,500	Lamar Advertising Co. (Class A)*	$5,177,130
68,400	Omnicom Group, Inc.	5,670,360
		10,847,490
	Aerospace & Defense (1.5%)
178,590	Northrop Grumman Corp.	9,793,876
136,300	Raytheon Co.	5,126,243
		14,920,119
	Agricultural Commodities/Milling (0.9%)
533,300	Archer-Daniels-Midland Co.	9,594,067

	Apparel/Footwear Retail (1.0%)
489,500	Gap, Inc. (The)	10,450,825

	Beverages: Non-Alcoholic (1.4%)
329,210	Coca-Cola Co. (The)	14,300,882

	Biotechnology (1.9%)
69,630	Applera Corp. - Celera Genomics Group*	640,596
258,700	Celgene Corp.*	9,807,317
240,740	Gilead Sciences, Inc.*	8,931,454
		19,379,367
	Chemicals: Agricultural (0.7%)
114,830	Monsanto Co.	6,731,335

	Chemicals: Major Diversified (1.3%)
172,770	Dow Chemical Co. (The)	7,935,326
160,000	Engelhard Corp.	4,900,800
		12,836,126
	Computer Communications (1.2%)
685,230	Cisco Systems, Inc.*	11,840,774

	Computer Peripherals (0.7%)
567,500	EMC Corp.*	7,445,600

	Computer Processing Hardware (2.2%)
334,000	Apple Computer, Inc.*	12,044,040
286,700	Dell, Inc.*	9,985,761
		22,029,801
	Containers/Packaging (0.5%)
359,500	Smurfit-Stone Container Corp.*	4,713,045

	Contract Drilling (0.6%)
133,400	Diamond Offshore Drilling, Inc.	5,884,274

	Department Stores (1.0%)
203,950	Kohl’s Corp.*	9,708,020

	Discount Stores (1.1%)
279,140	Costco Wholesale Corp.	11,327,501

	Electrical Products (1.8%)
175,610	Emerson Electric Co.	11,005,479
193,800	Rayovac Corp.*	7,062,072
		18,067,551
	Electronic Components (0.4%)
359,320	Flextronics International Ltd. (Singapore)*	4,006,418

	Electronic Production Equipment (0.6%)
394,400	Applied Materials, Inc.*	5,864,728

	Environmental Services (1.0%)
347,610	Waste Management, Inc.	9,903,409

	Financial Conglomerates (4.1%)
266,200	American Express Co.	14,028,740
306,600	Citigroup, Inc.	14,397,936
364,540	JPMorgan Chase & Co.	12,937,525
		41,364,201
	Food: Major Diversified (1.1%)
246,000	Kellogg Co.	11,057,700

	Food: Meat/Fish/Dairy (1.0%)
309,210	Dean Foods Co.*	10,624,456

	Household/Personal Care (1.3%)
125,050	Colgate-Palmolive Co.	6,226,239
140,970	Gillette Co. (The)	7,279,691
		13,505,930
	Industrial Conglomerates (1.4%)
391,720	General Electric Co.	14,180,264

	Information Technology Services (1.1%)
145,840	International Business Machines Corp.	11,139,259

	Integrated Oil (1.9%)
114,540	BP PLC (ADR) (United Kingdom)	6,975,486
129,200	Exxon Mobil Corp.	7,368,276
85,000	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	4,951,250
		19,295,012
	Internet Software/Services (0.8%)
422,600	Siebel Systems, Inc.*	3,803,400
130,000	Yahoo!, Inc.*	4,486,300
		8,289,700
	Investment Banks/Brokers (0.4%)
384,700	Ameritrade Holding Corp.*	4,031,656

	Major Banks (2.9%)
328,180	Bank of America Corp.	14,781,227
218,400	KeyCorp	7,242,144
117,600	Wells Fargo & Co.	7,048,944
		29,072,315
	Major Telecommunications (1.0%)
332,280	AT&T Corp.	6,356,516
167,000	SBC Communications, Inc.	3,974,600
		10,331,116
	Media Conglomerates (1.3%)
758,500	Time Warner, Inc.*	12,750,385

	Medical Specialties (3.5%)
188,100	Bard (C.R.), Inc.	13,387,077
196,340	Fisher Scientific International, Inc.*	11,658,669
189,900	Hospira, Inc.*	6,371,145
77,590	Medtronic, Inc.	4,088,993
		35,505,884
	Motor Vehicles (1.0%)
413,240	Honda Motor Co., Ltd. (ADR) (Japan)	9,959,084

	Oil & Gas Production (0.7%)
146,000	Burlington Resources, Inc.	7,097,060

	Oil Refining/Marketing (0.7%)
101,820	Ashland, Inc.	6,846,377

	Oilfield Services/Equipment (1.5%)
188,200	Halliburton Co.	7,827,238
132,060	Smith International, Inc.	7,683,251
		15,510,489
	Packaged Software (2.6%)
394,200	Microsoft Corp.	9,973,260
859,300	Oracle Corp.*	9,933,508
344,140	Sybase, Inc.*	6,514,570
		26,421,338
	Pharmaceuticals: Major (4.2%)
178,840	Johnson & Johnson	12,273,789
159,700	Lilly (Eli & Co.)	9,337,659
410,670	Pfizer, Inc.	11,157,904
218,320	Wyeth	9,811,301
		42,580,653
	Precious Metals (0.4%)
100,000	Newmont Mining Corp.	3,797,000

	Property - Casualty Insurers (1.0%)
178,600	Allstate Corp. (The)	10,030,176

	Railroads (1.6%)
74,950	Burlington Northern Santa Fe Corp.	3,616,337
148,780	CSX Corp.	5,970,541
107,500	Union Pacific Corp.	6,872,475
		16,459,353
	Regional Banks (0.5%)
177,860	AmSouth Bancorporation	4,681,275

	Semiconductors (1.9%)
247,151	Freescale Semiconductor, Inc. (Class B)*	4,661,268
250,140	Intel Corp.	5,883,293
472,400	Micron Technology, Inc.*	4,587,004
458,300	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	3,945,963
		19,077,528
	Specialty Stores (0.8%)
228,000	Bed Bath & Beyond, Inc.*	8,483,880

	Specialty Telecommunications (0.7%)
600,000	Citizens Communications Co.	7,650,000

	Telecommunication Equipment (3.5%)
844,550	Corning, Inc.*	11,612,563
707,250	Motorola, Inc.	10,849,215
783,770	Nokia Corp. (ADR) (Finland)	12,524,645
		34,986,423
	Tobacco (0.9%)
140,000	Altria Group, Inc.	9,098,600

	Trucks/Construction/Farm Machinery (1.1%)
131,460	Caterpillar, Inc.	11,575,053

	TOTAL COMMON STOCKS
	(Cost $518,289,134)	665,253,499

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	CORPORATE BONDS (5.7%)
	Advertising/Marketing Services (0.0%)
$385	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	400,954

	Aerospace & Defense (0.2%)
350	Northrop Grumman Corp.	4.079	11/16/06	349,999
199	Raytheon Co.	6.15	11/01/08	208,718
55	Raytheon Co.	8.30	03/01/10	63,586
868	Systems 2001 Asset Trust LLC - 144A** (Kyrgyzstan)	6.664	09/15/13	948,190
				1,570,493

	Air Freight/Couriers (0.0%)
335	Fedex Corp.	2.65		04/01/07	325,726

	Airlines (0.1%)
824	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	894,901
295	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	301,448
					1,196,349
	Beverages: Alcoholic (0.1%)
545	Miller Brewing Co. - 144A**	4.25		08/15/08	540,003

	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications Inc.	6.75		01/30/11	148,354
205	Comcast Corp.	6.50		01/15/15	226,095
60	Comcast Corp.	7.625		02/15/08	64,819
455	Cox Communications, Inc. - 144A**	4.625		01/15/10	448,728
490	TCI Communications, Inc.	7.875		02/15/26	613,531
					1,501,527
	Chemicals: Major Diversified (0.0%)
270	ICI Wilmington Inc.	4.375		12/01/08	267,176

	Containers/Packaging (0.1%)
520	Sealed Air Corp. - 144A**	5.625		07/15/13	530,208

	Department Stores (0.1%)
300	Federated Department Stores, Inc.	6.625		09/01/08	318,754
980	May Department Stores Co., Inc.	5.95		11/01/08	1,016,545
					1,335,299
	Drugstore Chains (0.1%)
1,505	CVS Corp.	5.625		03/15/06	1,527,464

	Electric Utilities (0.6%)
505	Arizona Public Service Co.	5.80		06/30/14	535,189
140	Arizona Public Service Co.	6.75		11/15/06	145,572
530	Carolina Power & Light Co.	5.125		09/15/13	538,507
90	CC Funding Trust I	6.90		02/16/07	94,006
250	Cincinnati Gas & Electric Co.	5.70		09/15/12	263,359
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	44,406
300	Consolidated Natural Gas Co.	5.00		12/01/14	299,356
460	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	498,744
310	Consumers Energy Co.	4.80		02/17/09	312,529
140	Detroit Edison Co. (The)	6.125		10/01/10	150,314
385	Detroit Edison Co. (The) - 144A**	4.80		02/15/15	381,184
340	Entergy Gulf States, Inc.	3.31	†	12/01/09	341,072
205	Entergy Gulf States, Inc.	3.60		06/01/08	200,622
285	Exelon Corp.	6.75		05/01/11	313,206
655	FPL Group Capital Inc.	3.25		04/11/06	652,045
110	Ohio Edison Co.	5.45		05/01/15	112,139
510	Pacific Gas & Electric Co.	6.05		03/01/34	546,877
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	102,069
315	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	320,432
155	South Carolina Electric & Gas Co.	5.30		05/15/33	157,409
75	Southern California Edison Co.	5.00		01/15/14	76,062
240	Texas Eastern Transmission, LP	7.00		07/15/32	284,905
185	Wisconsin Electric Power Co.	3.50		12/01/07	181,986
					6,551,990
	Electrical Products (0.1%)
520	Cooper Industries Inc.	5.25		07/01/07	530,996

	Finance/Rental/Leasing (0.4%)
395	CIT Group Inc.	2.875		09/29/06	388,819
5	CIT Group Inc.	7.375		04/02/07	5,289
700	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	676,446
105	Ford Motor Credit Co.	7.25		10/25/11	97,173
225	Ford Motor Credit Co.	7.375		10/28/09	216,650
100	MBNA Capital I (Series A)	8.278		12/01/26	108,765
630	MBNA Corp.	3.59		05/05/08	630,163
705	MBNA Corp.	6.125		03/01/13	747,619
405	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	401,293

395	SLM Corp.	4.00		01/15/10	387,755
580	SLM Corp. (Series MTNA)	5.00		10/01/13	584,251
					4,244,223
	Financial Conglomerates (0.6%)
920	Chase Manhattan Corp.	6.00		02/15/09	970,649
275	Citicorp	6.75		08/15/05	277,629
660	Citigroup Inc.	5.625		08/27/12	696,481
530	Citigroup Inc.	5.75		05/10/06	540,522
530	Citigroup Inc.	6.00		02/21/12	572,368
180	General Electric Capital Corp.	4.25		12/01/10	178,450
55	General Electric Capital Corp.	4.75		09/15/14	54,724
860	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	1,029,786
200	General Motors Acceptance Corp.	4.50		07/15/06	195,665
1,380	General Motors Acceptance Corp.	6.875		09/15/11	1,210,537
					5,726,811
	Food Retail (0.1%)
310	Albertson’s Inc.	7.45		08/01/29	341,005
290	Safeway Inc.	7.25		02/01/31	321,061
					662,066
	Food: Major Diversified (0.1%)
575	Kraft Foods Inc.	5.625		11/01/11	603,952

	Forest Products (0.0%)
165	Weyerhaeuser Co.	6.00		08/01/06	169,347

	Gas Distributors (0.1%)
325	Nisource Finance Corp.	3.43	†	11/23/09	327,271
415	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	485,635
195	Sempra Energy	4.621		05/17/07	195,936
					1,008,842
	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	328,997

	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	527,989
760	Marriott International, Inc. (Series E)	7.00		01/15/08	810,145
					1,338,134
	Household/Personal Care (0.1%)
590	Clorox Company - 144A**	3.125	†	12/14/07	591,133

	Industrial Conglomerates (0.1%)
245	Hutchison Whampoa International Ltd. - 144A** (Kyrgyzstan)	5.45		11/24/10	251,285
335	Hutchison Whampoa International Ltd. - 144A** (Kyrgyzstan)	6.50		02/13/13	359,803
330	Textron Financial Corp.	4.125		03/03/08	329,761
					940,849
	Insurance Brokers/Services (0.2%)
1,055	Farmers Exchange Capital - 144A**	7.05		07/15/28	1,117,874
805	Marsh & McLennan Companies, Inc.	5.375		07/15/14	786,120
					1,903,994
	Investment Banks/Brokers (0.1%)
360	Goldman Sachs Group Inc. (The)	5.25		10/15/13	365,679
640	Goldman Sachs Group Inc. (The)	6.60		01/15/12	704,520
265	Goldman Sachs Group Inc. (The)	6.875		01/15/11	293,224
					1,363,423
	Major Banks (0.2%)
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	199,015
250	Bank of New York Co., Inc. (The) (Series BKNT)	3.80		02/01/08	247,459
485	FleetBoston Financial Corp.	7.25		09/15/05	491,831
280	HSBC Finance Corp.	6.75		05/15/11	310,224
325	Huntington National Bank (Series BKNT)	4.375		01/15/10	323,041
					1,571,570
	Major Telecommunications (0.2%)
555	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75		06/15/30	745,931
530	France Telecom S.A. (France)	8.75	†	03/01/31	719,715
150	Sprint Capital Corp.	8.75		03/15/32	202,323
405	Telecom Italia Capital SpA - 144A** (Luxembourg)	4.00		01/15/10	391,644
345	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	337,980
					2,397,593

	Managed Health Care (0.2%)
920	Aetna, Inc.	7.875		03/01/11	1,061,992
530	WellPoint Health Networks Inc.	6.375		06/15/06	543,368
					1,605,360
	Media Conglomerates (0.1%)
115	AOL Time Warner Inc.	7.70		05/01/32	142,163
800	News America Holdings Inc.	7.30		04/30/28	920,555
325	Time Warner, Inc.	6.625		05/15/29	354,434
					1,417,152
	Motor Vehicles (0.1%)
545	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	624,154
445	Ford Motor Co.	7.45		07/16/31	366,603
495	General Motors Corp.	8.375		07/15/33	377,617
					1,368,374
	Multi-Line Insurance (0.4%)
1,265	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	1,370,652
575	American General Finance Corp. (Series MTNF)	5.875		07/14/06	588,005
910	AXA Financial Inc.	6.50		04/01/08	964,866
95	Hartford Financial Services Group, Inc.	2.375		06/01/06	93,133
235	International Lease Finance Corp.	3.75		08/01/07	232,585
305	Two-Rock Pass Through - 144A** (Bahamas)	3.714	†	12/31/49	304,390
					3,553,631
	Oil & Gas Production (0.2%)
245	Pemex Project Funding Master Trust	7.375		12/15/14	266,805
430	Pemex Project Funding Master Trust	8.00		11/15/11	479,665
560	Pemex Project Funding Master Trust	8.625		02/01/22	649,600
145	Pemex Project Funding Master Trust	9.125		10/13/10	168,562
					1,564,632
	Property - Casualty Insurers (0.1%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	758,792

	Pulp & Paper (0.0%)
305	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	331,884

	Railroads (0.1%)
310	Burlington North Santa Fe Railway Co.	4.575		01/15/21	306,837
230	CSX Corp.	2.75		02/15/06	227,848
125	CSX Corp.	9.00		08/15/06	132,351
200	Norfolk Southern Corp.	7.35		05/15/07	212,185
55	Union Pacific Corp.	6.625		02/01/08	58,146
180	Union Pacific Corp.	6.65		01/15/11	197,424
100	Union Pacific Corp. - 144A**	5.214		09/30/14	101,398
140	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	148,829
					1,385,018
	Real Estate Development (0.1%)
1,375	World Financial Properties - 144A**	6.91		09/01/13	1,485,360

	Real Estate Investment Trusts (0.1%)
770	EOP Operating LP	6.763		06/15/07	806,670

	Regional Banks (0.1%)
870	Marshall & Isley Bank (Series BKNT)	3.80		02/08/08	861,621

	Savings Banks (0.2%)
305	Household Finance Corp.	4.125		12/15/08	301,736
390	Household Finance Corp.	5.875		02/01/09	408,927
225	Household Finance Corp.	6.375		10/15/11	245,340
350	Household Finance Corp.	6.40		06/17/08	370,759
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,863
470	Washington Mutual Bank	5.50		01/15/13	486,923
260	Washington Mutual Inc.	8.25		04/01/10	298,151
					2,210,699
	Tobacco (0.1%)
325	Altria Group, Inc.	7.00		11/04/13	359,482
315	Altria Group, Inc.	7.75		01/15/27	370,817
					730,299
	Trucks/Construction/Farm Machinery (0.1%)
635	Caterpillar Financial Services Corp. (Series MTNF)	2.92	†	08/20/07	636,091

190	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	187,872
					823,963
	Wireless Telecommunications (0.0%)
250	AT&T Wireless Services, Inc.	8.75		03/01/31	341,980

	TOTAL CORPORATE BONDS
	(Cost $56,856,546)				58,374,554

	ASSET-BACKED SECURITIES (3.6%)
	Finance/Rental/Leasing
2,300	American Express Credit Account Master Trust 2001-2 A	5.53		10/15/08	2,337,965
1,500	American Express Credit Account Master Trust 2002-3 A	3.064	†	12/15/09	1,503,927
2,100	American Express Credit Account Master Trust 2003-3 A	3.064	†	11/15/10	2,106,018
1,100	Asset Backed Funding Certificates 2005-WF1 A2A	3.14	†	01/25/35	1,100,000
344	Asset Backed Funding Certificates 2004-HE1 A1	3.15	†	06/25/22	344,024
470	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	466,545
850	Capital Auto Receivables Asset Trust 2003-3 A3B	3.034	†	01/15/08	851,222
1,050	Caterpillar Financil Asset Trust 2005-A A3	3.90		02/25/09	1,048,964
2,960	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	3,022,635
500	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	493,810
2,230	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90		10/15/07	2,265,532
800	CNH Equipment Trust 2005-A A3	4.02		04/15/09	799,876
800	Ford Credit Auto Owner Trust 2005B A3	4.17		01/15/09	801,791
900	GE Capital Credit Card Master Note Trust 2004-2 A	2.994	†	09/15/10	900,759
850	GE Dealer Floorplan Master Note Trust 2004-1 A	3.04	†	07/20/08	850,451
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,487,716
650	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	648,843
1,475	MBNA Master Credit Card Trust 2003-A3 A3	3.074	†	08/16/10	1,479,639
1,300	MBNA Master Credit Card Trust 2002-A10 A10	3.094	†	02/16/10	1,304,438
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,644,595
799	Residential Asset Securities Corp. 2004-KS8 AI1	3.18	†	10/25/22	799,112
1,461	SLM Student Loan Trust 2004-6 A2	3.20	†	01/25/13	1,463,595
1,600	SLM Student Loan Trust 2004-9 A2	3.18	†	10/25/12	1,600,104
275	TXU Electric Delivery Trans 2004-1 A2	4.81		11/17/14	278,868
1,600	USAA Auto Owner Trust 2004-2 A4	3.58		02/15/11	1,583,907
1,550	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	1,533,219
975	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	973,735
850	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	848,766
525	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	518,084
900	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	896,893
500	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	495,897

	TOTAL ASSET-BACKED SECURITIES
	(Cost $36,332,593)				36,450,930

	FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
870	United Mexican States (Mexico)	8.00		09/24/22	1,011,375
535	United Mexican States (Mexico)	8.30		08/15/31	627,956
280	United Mexican States (Mexico)	8.375		01/14/11	321,160

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,752,227)				1,960,491

	U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES (2.3%)
	Federal Home Loan Mortgage Corp. Gold
1,175		6.50		05/01/29 - 12/01/32	1,223,476
255		7.50		01/01/30 - 08/01/32	273,381
13		8.00		07/01/30	14,368
	Federal Home Loan Mortgage Corp.
2,080		5.125		11/07/13	2,086,922
1,515		7.50		11/01/29 - 03/01/32	1,625,858
	Federal National Mortgage Assoc.
5,165	(DD)	4.25		05/15/09	5,184,581
1,225		6.50		12/01/29 - 01/01/33	1,276,325
2,946		7.00		12/01/17 - 09/01/32	3,115,930
3,314		7.50		07/01/29 - 06/01/32	3,552,291
4,123		8.00		05/01/09 - 01/01/32	4,498,076

	TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SEQURITIES
	(Cost $22,543,455)			22,851,208

	U.S. GOVERNMENT OBLIGATIONS (11.3%)
	U.S. Treasury Bonds
250		5.50	08/15/28	281,582
5,100		6.125	08/15/29	6,225,590
1,295		6.375	08/15/27	1,610,151
5,550		8.125	08/15/19	7,667,675
9,900		8.125	08/15/21	13,944,695
	U.S. Treasury Notes
10,125		3.50	11/15/06	10,121,446
41,500		3.625	05/15/13	40,376,595
4,850		3.875	02/15/13	4,786,727
21,900		4.25	08/15/13	22,083,084
850		4.375	08/15/12	869,790
	U.S. Treasury Strips
11,750		0.00	02/15/25	4,632,367
755		0.00	02/15/25	296,506
3,250		0.00	02/15/27	1,171,212

	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost $110,732,858)			114,067,420

	SHORT-TERM INVESTMENTS (2.0%)
	U.S. GOVERNMENT OBLIGATION (a) (0.0%)
200	U.S. Treasury Bill***	2.82	07/14/05	198,856

	REPURCHASE AGREEMENT (2.0%)
20,238	Joint repurchase agreement account
	(dated 4/29/05; proceeds $20,242,967) (b)
	(Cost $20,238,000)	2.945	05/02/05	20,238,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,436,825)			20,436,856

	TOTAL INVESTMENTS
	(Cost $766,943,638) (c) (d)		90.9%	919,394,958
	OTHER ASSETS IN EXCESS OF LIABILITIES		9.1	91,670,303
	NET ASSETS		100.0%	$1,011,065,261

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $178,200.
DD	Security purchased on a delayed delivery basis.
†	Variable rate security; rate shown is the rate in effect at April 30, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in a amount equal to $55,077,892 in connection with securities purchased on a forward commitment basis, a delayed delivery basis and open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $164,822,352 and the aggregate gross unrealized depreciation is $12,371,032, resulting in net unrealized appreciation of $152,451,320.

Futures Contracts Open at April 30, 2005:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
160	Short	U.S. Treasury Notes 5 Year June 2005	$(17,352,501)	$(139,014)
131	Short	U.S. Treasury Notes 2 Year June 2005	(27,209,109)	27,922
25	Short	U.S. Treasury Bonds 20 Year June 2005	(2,871,094)	(18,788)

	Total unrealized depreciation			$(129,880)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 16, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 16, 2005